Share-based awards - Summary of RSU and PSU Activity (Details)	3 Months Ended
Mar. 31, 2024 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	105,256
Granted (in shares) | shares	48,626
Shares vested (in shares) | shares	(9,544)
Forfeited (in shares) | shares	(50,194)
Outstanding at end of period (in shares) | shares	94,144
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 226.29
Granted (in USD per share) | $ / shares	325.51
Shares vested (in USD per share) | $ / shares	174.96
Forfeited (in USD per share) | $ / shares	231.36
Outstanding at end of period (in USD per share) | $ / shares	$ 280.04
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	621,011
Granted (in shares) | shares	42,826
Shares vested (in shares) | shares	(22,648)
Forfeited (in shares) | shares	(22,751)
Outstanding at end of period (in shares) | shares	618,438
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 218.27
Granted (in USD per share) | $ / shares	325.51
Shares vested (in USD per share) | $ / shares	214.55
Forfeited (in USD per share) | $ / shares	215.86
Outstanding at end of period (in USD per share) | $ / shares	$ 225.92